UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2005 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 66.7%
Consumer Discretionary - 11.2%
Adidas - Salomon AG (Germany)	2,072		$375,250
Alloy, Inc.*	40,100	[4]	217,142
American Eagle Outfitters, Inc.	5,800	[4]	191,110
Ameristar Casinos, Inc.	2,800	[4]	82,124
Carphone Warehouse Group, The (United Kingdom)	109,812		354,439
Celebrate Express, Inc.*	5,900		82,305
Century Casinos, Inc.*	5,800		44,950
Claire’s Stores, Inc.	2,800		71,148
Coach, Inc.*	25,000		877,750
Comcast Corp., Special Class A*	37,000		1,110,000
Continental AG (Germany)	6,900		536,390
Discovery Holding Co.*	6,210	[4]	88,617
eBay, Inc.*	24,000		1,002,720
EMI Group PLC (United Kingdom)	125,306		531,872
Esprit Holdings Ltd. (Bermuda)	63,000		468,192
Federated Department Stores, Inc.	5,600	[4]	424,872
Ford Motor Co.	36,000	[4]	386,640
Gannett Co., Inc.	7,300		532,608
Goody’s Family Clothing, Inc.	5,100		39,474
Grupo Televisa S.A. (Mexico)	7,600		501,372
Gymboree Corp.*	22,900		386,552
Harris Interactive, Inc.*	17,100		68,913
Honda Motor Co., Ltd. (Japan)	11,700		603,292
Hyundai Motor Co.-Sponsored GDR (South Korea) (a)	8,100		277,425
IMAX Corp. (Canada)*	9,100	[4]	92,365
IMPCO Technologies, Inc.*	4,200	[4]	19,656
Intercontinental Hotels Group, PLC (United Kingdom)	1		9
J.C. Penney Co., Inc., Holding Co.	560		31,438
Kesa Electricals PLC (United Kingdom)*	45,788		203,639
Liberty Media Corp.*	62,100		545,859
Lowe’s Co., Inc.	13,200		874,104
LVMH Moet Hennessy Louis Vuitton SA (France)	3,525		292,764
Matsushita Electric Industrial Co., Ltd. (Japan)	14,000		227,490
McDonald’s Corp.	2,200		68,574
News Corp., Inc., Class A	59,160		969,041
Office Depot, Inc.*	27,360		776,477
Pantry, Inc., The*	4,000		170,480
ParkerVision, Inc.*	1,500	[4]	10,875
Persimmon PLC (United Kingdom)	11,500		161,975
Publicis Groupe (France)	5,108		173,837
Pulte Homes, Inc.	15,000	[4]	1,404,300
Renault SA (France)	6,800		624,428
Rocky Shoes & Boots, Inc.*	2,900		83,462
RONA, Inc. (Canada)*	5,800		115,200
SES Global (France)	23,807		374,357
Starbucks Corp.*	15,800		830,290
Swatch Group AG, The (Switzerland)	15,590		461,508
Swatch Group AG, The, Class B (Switzerland)	766		110,158
Target Corp.	16,600	[4]	975,250
TI Automotive Ltd. (United Kingdom)*,[3]	31,000		0
Time Warner Co., Inc.*	58,200		990,563
Toll Brothers, Inc.*	16,000	[4]	886,720
Vivendi Universal SA (France)	17,536		557,878
Walt Disney Co., The	4,420		113,329

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Discretionary (continued)
Yum! Brands, Inc.	7,310	[4]	$382,679

Total Consumer Discretionary			21,783,862

Consumer Staples - 3.0%
Altria Group, Inc.	6,800		455,328
Carrefour SA (France)	4,360		206,034
CVS Corp.	24,040		745,961
Delhaize Le Lion (Belgium)	7,600		468,029
Imperial Tobacco Group PLC (United Kingdom)	8,173		210,539
Japan Tobacco, Inc. (Japan)	61		869,828
Kimberly-Clark Corp.	16,071		1,024,687
Koninklijke Ahold N.V.*	84,314		741,772
Loews Corp. - Carolina Group	600		23,358
Pilgrim’s Pride Corp., Class B	5,000	[4]	189,250
Reckitt Benckiser PLC (United Kingdom)	6,432		193,234
Royal Numico NV (Netherlands)*	5,250		221,766
Safeway, Inc.	5,000	[4]	121,500
Sanderson Farms, Inc.	1,800	[4]	77,562
Sara Lee Corp.	3,800		75,734
Smithfield Foods Inc*	6,000	[4]	156,720
SUPERVALU, Inc.	2,000		70,800

Total Consumer Staples			5,852,102

Energy - 5.6%
Amerada Hess Corp.	1,400		165,004
Anadarko Petroleum Corp.	1,800		159,030
Apache Corp.	1,600	[4]	109,440
BP Amoco PLC (United Kingdom)	47,300		524,225
Canadian Natural Resources, Ltd. (Canada)	12,200		507,525
ChevronTexaco Corp.	19,100		1,107,991
China Petroleum and Chemical Corp., Class H (China)	620,000		269,153
ConocoPhillips Co.	32,200		2,015,398
Devon Energy Corp.	18,900		1,060,101
EnCana Corp. (Canada)	7,500		308,761
Eni S.p.A. (Italy)	33,376		948,436
Marathon Oil Corp.	1,200	[4]	70,032
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	2,800		281,082
Occidental Petroleum Corp.	1,600		131,648
Overseas Shipholding Group, Inc.	5,000		310,250
Petro-Canada (Canada)	9,600		689,333
Petroleo Brasileiro S.A. (Brazil)	8,200		374,904
PTT Public Co., Ltd. (Thailand)	25,800		143,781
Repsol YPF, S.A. (Spain)	14,900		418,433
Smith International, Inc.	13,000	[4]	883,220
Talisman Energy, Inc. (Canada)	6,900		302,183
Valero Energy Corp.	1,400	[4]	115,892

Total Energy			10,895,822

Financials - 15.5%
Allstate Corp., The	11,300		692,238
American Express Co.	16,900		929,500
American Home Mortgage Investment Corp.	5,400	[4]	207,414
American International Group, Inc.	16,140		971,628
Annaly Mortgage Management, Inc.	26,700	[4]	425,865
Assurances Generales de France (France)	5,800		489,273
Astoria Financial Corp.	7,000	[4]	195,580
Aviva PLC (United Kingdom)	52,735		606,936
Axa Group (France)	11,554		315,919
Banco Bilbao Vizcaya Argentaria SA (Spain)	20,917		352,577

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Bank of America Corp.	37,200		$1,621,920
Bank of Nova Scotia (Canada)	12,500		425,690
Barclays PLC (United Kingdom)	43,200		423,643
Bayerische Vereinsbank AG (Germany)	13,933		365,343
Bear Stearns Co., Inc., The	8,000		816,880
Capital One Financial Corp.	11,900		981,750
Cash Systems, Inc.*	8,600		70,520
Chicago Mercantile Exchange Holdings, Inc.	2,900	[4]	873,045
Chubb Corp.	6,600		586,212
Citigroup, Inc.	46,300		2,014,050
Credit Agricole SA (France)	13,400		368,008
Credit Suisse Group (Switzerland)	19,412		814,858
Depfa Bank PLC (Ireland)	14,600		235,861
Fannie Mae Co.	13,719		766,343
Fremont General Corp.	3,400	[4]	83,096
Friends Provident PLC (United Kingdom)*	73,000		234,235
Goldman Sachs Group, Inc.	1,000		107,480
HBOS PLC (United Kingdom)	31,500		479,442
ING Groep NV (Netherlands)	24,200		734,276
Kookmin Bank, Sponsored ADR (South Korea)	5,000		263,400
Legg Mason, Inc.	8,500		868,275
Lehman Brothers Holdings, Inc.	2,400	[4]	252,312
Macquarie Airports (Australia)	88,506		224,944
Manulife Financial Corp. (Canada)	10,000		501,244
MBNA Corp.	13,200		332,112
Merrill Lynch & Co., Inc.	16,400		963,992
Mitsubishi Tokyo Financial Group, Inc. (Japan)	57		476,288
Moody’s Corp.	20,100	[4]	950,931
Morgan Stanley Co.	18,600		986,730
Muenchener Rueckversicherungs AG (Germany)	4,300		500,885
National City Corp.	8,3004		306,353
Nationwide Financial Services, Inc.	2,000		79,160
ORIX Corp. (Japan)	2,300		341,014
PMI Group, Inc.	17,200	[4]	704,340
Radian Group, Inc.	4,200		216,636
Royal Bank of Scotland Group PLC (United Kingdom)	19,600		584,562
Shinhan Financial Group Co., Ltd. (South Korea)	4,300		258,086
Societe Generale (France)	3,400		372,716
Sovereign Bancorp, Inc.	3,400	[4]	81,566
Standard Chartered, PLC (United Kingdom)	28,205		550,318
Sumitomo Mitsui Financial Group, Inc. (Japan)	88		581,721
Thornburg Mortgage, Inc.	4,600	[4]	136,528
UBS AG (Switzerland)	5,200		427,162
Unibail (France)	895		123,949
W Holding Co., Inc.	2,600		27,794
W.R. Berkley Corp.	10,700		400,501
Washington Mutual, Inc.	24,600	[4]	1,045,008
Zurich Financial Services AG (Switzerland)*	1,857		330,267

Total Financials			30,078,376

Health Care - 8.9%
Abbott Laboratories Co.	16,300		760,069
Alcon, Inc. (Switzerland)	9,000	[4]	1,030,950
Amgen, Inc.*	13,600		1,084,600
AngioDynamics, Inc.*	6,100		147,681
Applera Corp. - Applied Biosystems Group	14,800	[4]	308,136
Arthrocare Corp.*	4,000	[4]	146,280

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
AstraZeneca PLC (United Kingdom)	6,321		$286,142
Cepheid, Inc.*	10,900		93,522
Conceptus, Inc.*	7,700	[4]	61,523
Coventry Health Care, Inc.*	14,800	[4]	1,046,804
DexCom, Inc.*	3,100		34,162
Eclipsys Corp.*	3,400	[4]	57,698
Eisai Co., Ltd. (Japan)	6,500		221,756
Essilor International SA (France)	4,987		362,378
Forest Laboratories, Inc.*	2,400		95,808
GlaxoSmithKline PLC (United Kingdom)	9,300		219,570
Harvard Bioscience, Inc.*	12,600		40,950
HCA, Inc.	12,070		594,448
Hospira, Inc.*	600		22,950
ICON PLC. (Ireland)*	2,700	[4]	105,705
Intuitive Surgical, Inc.*	1,600	[4]	111,040
Johnson & Johnson Co.	12,400		793,104
Medco Health Solutions, Inc.*	9,500		460,180
Medtronic, Inc.	16,400		884,616
Merck & Co., Inc.	16,400		509,384
Merck KGaA (Germany)	5,058		449,578
NeoPharm, Inc.*	29,062	[4]	339,735
OraSure Technologies, Inc.*	16,900		182,182
Perrigo Co.	8,600	[4]	119,540
Pfizer, Inc.	30,800		816,200
Regeneration Technologies, Inc.*	38,100	[4]	290,322
Roche Holding AG (Switzerland)	5,099		693,288
Sanofi-Synthelabo SA (France)	6,500		563,325
Sierra Health Services*	5,600	[4]	377,664
Stryker Corp.	18,000		973,620
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	6,400	[4]	200,960
UnitedHealth Group, Inc.	37,600		1,966,480
Vital Images, Inc.*	5,700	[4]	111,492
WellPoint, Inc.*	9,300		657,882

Total Health Care			17,221,724

Industrials - 6.5%
Aaon, Inc.*	6,500		124,800
Allied Defense Group, Inc., The*	3,000		73,560
Briggs & Stratton Corp.	2,600	[4]	97,162
Burlington Northern Santa Fe Corp.	5,800		314,650
Canadian National Railway Co. (Canada)	3,500		231,677
Canadian Pacific Railway Ltd. (Canada)	6,500		251,846
Career Education Corp.*	13,370	[4]	518,622
Cendant Corp.	46,260		988,114
CoStar Group, Inc.*	4,900	[4]	232,750
Cummins, Inc.	4,400	[4]	375,936
Emerson Electric Co.	11,100		730,380
European Aeronautic Defense and Space Co. (Netherlands)	18,109		609,178
FANUC, Ltd. (Japan)	4,400		313,013
General Electric Co.	44,300		1,528,350
Honeywell International, Inc.	14,300		561,704
Insituform Technologies, Inc.*	8,300	[4]	159,775
Kuehne & Nagel International AG (Switzerland)	946		211,679
KVH Industries, Inc.*	20,300	[4]	200,158
L-3 Communications Holdings, Inc.	12,000	[4]	938,760
Landstar System, Inc.*	11,400		379,848
Macquarie Infrastructure Group (Australia)	52,366		158,171

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
MAN AG (Germany)	5,300		$247,334
Masco Corp.	2,000	[4]	67,820
Northrop Grumman Corp.	15,600		865,020
Nuco2, Inc.*	1,100		28,710
Pitney Bowes, Inc.	17,400		775,692
Republic Airways Holdings, Inc.*	1,800		24,480
Ryanair Holdings PLC (Ireland)*	5,000	[4]	234,050
Siemens AG (Germany)	3,217		247,922
SNC-Lavalin Group, Inc. (Canada)	3,600		206,583
TRC Companies, Inc.*	7,300		86,943
TVI Corp.*	13,500		57,105
United Technologies Corp.	15,200		770,640

Total Industrials			12,612,432

Information Technology - 10.8%
Actel Corp.*	9,900		153,252
Aladdin Knowledge Systems, Ltd. (Israel)*	5,000		96,050
Anaren Microwave, Inc.*	19,600		283,220
Apple Computer, Inc.*	27,700		1,181,405
Applied Materials, Inc.*	10,800	[4]	199,368
Arrow Electronics, Inc.*	13,400		402,268
ASM International NV (Netherlands)*	5,400	[4]	83,484
ATMI, Inc.*	20,900		665,247
AU Optronics Corp., ADR (Taiwan)	50,731	[4]	804,594
AudioCodes, Ltd. (Israel)*	19,900	[4]	180,891
Audiovox Corp., Class A*	3,700	[4]	66,656
Autodesk, Inc.	25,000		854,750
Canon, Inc. (Japan)	10,800		535,688
Centra Software, Inc.*	14,300		26,455
Ceragon Networks, Ltd. (Israel)*	46,700		228,363
Chi Mei Optoelectronics Corp., GDR (Taiwan) (a)	35,300		518,197
Cognizant Technology Solutions Corp.*	18,000	[4]	883,440
Computer Sciences Corp.*	1,544		70,684
Comtech Group, Inc.*	14,700		81,732
CyberOptics Corp.*	1,400		19,782
Dassault Systemes SA (France)	7,053		361,845
Dell, Inc.*	22,900		926,763
Equinix, Inc.*	4,900		217,413
Ericsson (LM), Class B (Sweden)	85,400		292,695
Exfo Electro-Optical Engineering, Inc. (Canada)*	33,500		159,125
First Data Corp.	12,950		532,763
Flextronics International, Ltd. (Singapore)*	18,100		245,074
Formfactor, Inc.*	600	[4]	15,684
Greenfield Online, Inc.*	7,300	[4]	99,280
Hewlett-Packard Co.	20,000		492,400
Identix, Inc.*	47,212	[4]	254,473
infoUSA, Inc.	1,800		21,186
Ingram Micro, Inc., Class A*	13,500		251,640
Integral Systems, Inc.	12,500		295,000
Intel Corp.	21,940		595,452
International Business Machines Corp.	8,870	[4]	740,290
Intevac, Inc.*	11,800	[4]	143,370
Kanbay International, Inc.*	4,200		93,072
Keyence Corp. (Japan)	1,300		312,229
LG.Philips LCD Co., Ltd. (South Korea)*	19,700	[4]	453,494
Lionbridge Technologies, Inc.*	8,500		55,080
Marvell Technology Group Ltd. (Bermuda)*	21,600	[4]	943,704

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Motorola, Inc.	27,600		$584,568
MRO Software, Inc.*	9,100		149,513
Nanometrics, Inc.*	3,100	[4]	35,526
NCR Corp.*	4,004		138,979
Netscout Systems, Inc.*	11,800		72,216
Nippon Electric Glass Co., Ltd. (Japan)	17,000		255,435
OPNET Technologies, Inc.*	15,100		118,535
Optibase Ltd.*	12,700		64,263
Oracle Corp.*	6,600		89,628
Pervasive Software, Inc.*	12,700		55,373
PLX Technology, Inc.*	9,400		85,446
PowerDsine Ltd.*	2,600		25,220
Quanta Computer, Inc.	25,400		233,589
Rae Systems, Inc.*	54,200	[4]	177,776
Research In Motion, Ltd. (Canada)*	3,200	[4]	226,112
Reynolds & Reynolds Co., The, Class A	2,600		72,748
RightNow Technologies, Inc.*	10,000	[4]	112,600
RIT Technologies Ltd.*	25,900	[4]	80,290
Sabre Holdings Corp.	6,200	[4]	119,040
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	900		247,638
SAP AG (Germany)	843		144,717
Silicon Motion Technology Corp., ADR (Taiwan)*	11,000		114,840
Sirenza Microdevices, Inc.*	31,500		108,045
Stratasys, Inc.*	4,000	[4]	121,680
Symantec Corp.*	1,000		21,970
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)*	50,443		433,305
TechTeam Global, Inc.*	7,800		104,520
Terayon Communication Systems, Inc.*	97,400		305,836
Terremark Worldwide, Inc.*	6,720	[4]	49,795
TomTom NV (Netherlands)*	7,582		251,143
Trend Micro, Inc. (Japan)	1,500		53,821
Trident Microsystems, Inc.*	5,200		169,728
Witness Systems, Inc.*	5,700	[4]	111,207
Woodhead Industries, Inc.	7,800		110,994
Xerox Corp.*	55,500		733,155
Yahoo!, Inc.*	13,800		460,092

Total Information Technology			21,076,901

Materials - 2.3%
Arcelor (Luxembourg)	24,900		537,753
Calgon Carbon Corp.	17,100		149,796
Compania Vale do Rio Doce - ADR (Brazil)	6,200		201,872
E.I. du Pont de Nemours & Co., Inc.	16,800		717,024
HeidelbergCement AG (Germany)	2,000		144,713
JFE Holdings, Inc. (Japan)	18,800		488,050
Northern Technologies International Corp.	9,150		53,116
Phelps Dodge Corp.	9,200	[4]	979,340
POSCO, Sponsored ADR (South Korea)	11,100		553,890
Southern Peru Copper Corp.	5,200	[4]	266,240
Xstrata PLC (United Kingdom)*	15,400		328,070

Total Materials			4,419,864

Telecommunication Services - 1.9%
Centurytel, Inc.	22,000	[4]	756,140
Nextel Communications, Inc.*	23,900		831,720
Singapore Telecommunications, Inc.	249,000		415,437
Verizon Communications, Inc.	26,400		903,672
Vodafone Group PLC (United Kingdom)	254,465		656,399

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Shares		Value
Telecommunication Services (continued)
Western Wireless Corp.*		3,000		$134,010

Total Telecommunication Services				3,697,378

Utilities -1.0%
American Electric Power Co., Inc.		4,400	[4]	170,280
Endesa, S.A. (Spain)		21,200		475,613
Energen Corp.		9,400		329,940
Exelon Corp.		14,000	[4]	749,280
TXU Corp.		3,200	[4]	277,248

Total Utilities				2,002,361

Total Common Stocks (cost $114,164,295)				129,640,822

Corporate Bonds - 9.0%		Principal Amount
Bank Nederlandse Gemeenten NV, 5.625%, 02/08/11	GBP	500,000		$930,240
Banque De Tunisie, 3.300%, 08/02/10	JPY	100,000,000		979,517
BAT International Finance PLC, 5.125%, 07/09/13	EUR	1,000,000		1,317,327
Deutsche Bahn Finance BV, 5.000%, 06/10/08	EUR	2,000,000		1,323,638
Fidelity International Ltd., 6.250%, 03/21/12	EUR	1,000,000		1,405,131
Ford Credit of Canada Ltd., 7.250%, 12/07/07	GBP	500,000		882,635
France Telecom SA, 7.000%, 12/23/09	EUR	1,500,000		2,120,991
General Electric Capital Australia Funding Property Ltd., 7.000%, 09/15/09	AUD	2,000,000		1,589,803
General Electric Capital Corp., 3.250%, 04/15/13[1]	USD	1,000,000		981,335
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		651,487
Glencore Funding LLC, 6.000%, 04/15/04 (a)	USD	500,000	[4]	479,943
Kazkommerts International BV, 7.875%, 04/07/14 (a)	USD	1,000,000		1,030,000
Pacific Life Funding LLC, 6.500%, 04/15/08	AUD	1,000,000		773,274
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	1,500,000		2,061,558
Petroliam Nasional Berhad, 3.600%, 06/12/06	JPY	100,000,000		918,600

Total Corporate Bonds (cost $16,022,848)				17,445,479

Foreign Government Obligations - 14.5%
Bonos Y Obligaciones Del Estado (Spain), 5.500%, 07/30/17	EUR	1,000,000		1,463,839
Canada Government Real Return Bonds, 4.000%, 12/01/31	CAN	1,167,780		1,363,577
Canada Government Real Return Bonds, 4.250%, 12/01/21	CAN	1,284,520		1,419,421
Development Bank of Japan, 1.700%, 09/20/22	JPY	100,000,000		878,342
Eurofima, 6.000%, 01/28/14	AUD	2,000,000		1,564,327
Finnish Government, 5.750%, 02/23/11	EUR	1,000,000		1,399,568
France, Government of, 3.000%, 07/25/09	EUR	2,219,940		2,949,171
France, Government of, 3.000%, 07/25/12	EUR	2,150,180		2,981,014
France, Government of, 3.150%, 07/25/32	EUR	611,390		1,005,665
France, Government of, 3.400%, 07/25/29	EUR	1,138,428		1,891,107
France, Government of, 8.500%, 10/25/19	EUR	1,000,470		1,898,643
International Finance Corp., 6.750%, 07/15/09	NZD	1,000,000		698,588
Norwegian Government, 5.000%, 05/15/15	NOK	15,500,000		2,664,087
Norwegian Government, 6.000%, 05/16/11	NOK	5,000,000		882,455
Singapore, Government of, 3.625%, 07/01/14	SGD	1,500,000		977,658
U.K. Gilts, 2.500%, 07/17/24	GBP	260,000		1,020,306
U.K. Gilts, 4.000%, 03/07/09	GBP	1,000,000		1,750,278
U.K. Gilts, 4.125%, 07/22/30	GBP	350,000		1,330,768

Total Foreign Government Obligations (cost $23,269,075)				28,138,814

U.S. Government Obligations - 5.4%
U.S. Treasury Bonds, 1.875%, 07/15/13	USD	1,058,560		1,062,034
U.S. Treasury Bonds, 2.000%, 01/15/14	USD	3,051,380		3,085,589
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/15/10	USD	3,078,780	[4]	2,958,517
U.S. Treasury Inflation Indexed Bonds, 1.625%, 01/15/15	USD	1,018,190	[4]	995,838
U.S. Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	USD	1,750,322	[4]	2,363,141

Total U.S. Government Obligations (cost $10,322,536)				10,465,119

Managers Fremont Global Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 14.9%[5]
Bank of New York Institutional Cash Reserves Fund, 3.35%[6]	31,956,779	$31,956,779
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	6,844,675	6,844,675

Total Other Investment Companies (cost $38,801,454)		38,801,454
Total Investments - 115.6% (cost $202,580,208)		224,491,688
Other Assets, less Liabilities - (15.6)%		(30,290,266)
Net Assets - 100.0%		$194,201,422

Managers International Growth Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.3%

Consumer Discretionary - 22.5%
adidas-Salomon AG (Germany)	6,064		$1,098,223
Carphone Warehouse Group, The (United Kingdom)	321,590		1,037,993
EMI Group PLC (United Kingdom)	366,964		1,557,611
Esprit Holdings Ltd. (Bermuda)	184,500		1,371,134
Grupo Televisa S.A. (Mexico)	22,400		1,477,728
Kesa Electricals PLC (United Kingdom)*	134,546		598,384
LVMH Moet Hennessy Louis Vuitton SA (France)	10,357		860,187
Matsushita Electric Industrial Co., Ltd. (Japan)	43,000		698,718
Publicis Groupe (France)	14,610		497,211
RONA Inc. (Canada)*	16,200		321,767
SES Global (France)	69,719		1,096,307
Swatch Group AG, The (Switzerland)	45,656		1,351,545
Swatch Group AG, The, Class B (Switzerland)	2,243		322,565
TI Automotive Ltd. (United Kingdom)*,[3]	53,800		0
Vivendi Universal SA (France)	51,355		1,633,773

Total Consumer Discretionary			13,923,146

Consumer Staples - 9.2%
Carrefour SA (France)	12,769		603,405
Imperial Tobacco Group PLC (United Kingdom)	23,938		616,649
Japan Tobacco, Inc. (Japan)	77		1,096,516
Koninklijke Ahold N.V. (Netherlands)*	246,916		2,172,302
Reckitt Benckiser PLC (United Kingdom)	18,835		565,852
Royal Numico NV (Netherlands)*	15,546		656,680

Total Consumer Staples			5,711,404

Energy - 8.7%
EnCana Corp. (Canada)	22,100		909,814
Eni S.p.A. (Italy)	54,474		1,546,101
Petro-Canada (Canada)	28,400		2,039,277
Talisman Energy, Inc. (Canada)	20,300		889,031

Total Energy			5,384,223

Financials - 17.0%
Aviva PLC (United Kingdom)	32,837		377,327
Axa Group (France)	33,835		925,144
Banco Bilbao Vizcaya Argentaria SA (Spain)	61,256		1,032,532
Bayerische Vereinsbank AG (Germany)	40,828		1,070,569
Credit Suisse Group (Switzerland)	21,415		897,469
Macquarie Airports Group (Australia)	260,242		661,422
Mitsubishi Tokyo Financial Group, Inc. (Japan)	163		1,362,018
Standard Chartered, PLC (United Kingdom)	82,842		1,616,362
UBS AG (Switzerland)	15,100		1,240,412
Unibail (France)	2,620		362,846
Zurich Financial Services AG (Switzerland)*	5,477		974,083

Total Financials			10,520,184

Health Care - 10.5%
AstraZeneca PLC (United Kingdom)	18,611		842,493
Eisai Co., Ltd. (Japan)	18,900		644,799
Essilor International SA (France)	14,603	[4]	1,061,120
Merck KGaA (Germany)	14,545		1,292,826
Roche Holding AG (Switzerland)	14,934		2,030,509
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	19,100	[4]	599,740

Total Health Care			6,471,487

Managers International Growth Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 9.8%
Canadian National Railway Co. (Canadian)	10,300	[4]	$681,794
Canadian Pacific Railway Ltd. (Canadian)	19,100		740,038
European Aeronautic Defense and Space Co. (Netherlands)	18,477		620,079
FANUC, Ltd. (Japan)	13,100		931,926
Kuehne & Nagel International AG (Switzerland)	2,771		620,045
Macquarie Infrastructure Group (Australia)	153,979		465,093
Ryanair Holdings PLC (Ireland)*	14,500	[4]	678,745
Siemens AG (Germany)	9,451		728,355
SNC-Lavalin Group, Inc. (Canada)	10,500		602,533

Total Industrials			6,068,608

Information Technology - 17.7%
AU Optronics Corp., ADR (Taiwan)	148,610	[4]	2,356,955
Chi Mei Optoelectronics Corp., GDR (Taiwan) (a)	102,900		1,510,551
Dassault Systemes SA (France)	20,657		1,059,780
Ericsson (LM), Class B (Sweden)	250,400		858,207
Keyence Corp. (Japan)	3,800		912,668
LG.Philips LCD Co., Ltd. (South Korea)*	57,900		1,332,858
Nippon Electric Glass Co., Ltd. (Japan)	49,000		736,253
Research In Motion, Ltd. (Canada)*	9,300	[4]	657,138
SAP AG (Germany)	2,476		425,053
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)*	30,849		264,993
TomTom NV (Netherlands)*	19,589		648,857
Trend Micro, Inc. (Japan)	5,000		179,402

Total Information Technology			10,942,715

Materials - 1.0%
Compania Vale do Rio Doce, ADR (Brazil)	18,400	[4]	599,104
Telecommunication Services - 0.9%
Vodafone Group PLC (United Kingdom)	209,012		539,284

Total Common Stocks (cost $56,946,136)			60,160,155

Other Investment Companies - 11.6%[5]
Bank of New York Institutional Cash Reserves Fund, 3.35%[6]	5,137,858		5,137,858
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	2,049,733		2,049,733

Total Other Investment Companies (cost $7,187,591)			7,187,591
Total Investments - 108.9% (cost $64,133,727)			67,347,746
Other Assets, less Liabilities - (8.9)%			(5,526,245)
Net Assets - 100.0%			$61,821,501

Managers Structured Core Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.6%
Consumer Discretionary - 7.4%
American Eagle Outfitters, Inc.	10,000	[4]	$329,500
Ameristar Casinos, Inc.	4,400	[4]	129,052
Claire’s Stores, Inc.	4,200		106,722
Federated Department Stores, Inc.	12,400	[4]	940,788
Ford Motor Co.	49,400	[4]	530,556
J.C. Penney Co., Inc., Holding Co.	1,800		101,052
McDonald’s Corp.	12,000		374,040
News Corp., Inc., Class A	76,704		1,256,412
Pantry, Inc., The*	9,800		417,676
Stage Stores, Inc.*	4,400	[4]	194,348
Talbots, Inc.	7,400	[4]	252,858
Time Warner Co., Inc.*	37,800		643,356
Walt Disney Co., The	11,600		297,424

Total Consumer Discretionary			5,573,784

Consumer Staples - 5.7%
Altria Group, Inc.	17,600		1,178,496
Elizabeth Arden, Inc.*	2,600		62,634
Kimberly-Clark Corp.	23,100		1,472,856
Loews Corp. - Carolina Group	1,600		62,288
Pilgrim’s Pride Corp., Class B	8,000	[4]	302,800
Safeway, Inc.	19,800	[4]	481,140
Sanderson Farms, Inc.	3,000	[4]	129,270
Sara Lee Corp.	9,600		191,328
Smithfield Foods, Inc.*	9,800		255,976
SUPERVALU, Inc.	3,600		127,440

Total Consumer Staples			4,264,228

Energy - 9.0%
Amerada Hess Corp.	2,400		282,864
Anadarko Petroleum Corp.	2,800		247,380
Apache Corp.	9,200	[4]	629,280
ChevronTexaco Corp.	7,800		452,478
ConocoPhillips Co.	44,200		2,766,478
Devon Energy Corp.	5,800		325,322
Edge Petroleum Corp.	3,200		56,128
Marathon Oil Corp.	2,200		128,392
Occidental Petroleum Corp.	2,200	[4]	181,016
Overseas Shipholding Group, Inc.	19,000		1,178,950
Remington Oil & Gas Corp.*	4,000	[4]	157,640
Valero Energy Corp.	2,400	[4]	198,672
Veritas DGC, Inc.*	3,600	[4]	110,880

Total Energy			6,715,480

Financials - 25.9%
American Home Mortgage Investment Corp.	19,200	[4]	737,472
Annaly Mortgage Management, Inc.	58,000	[4]	925,100
Astoria Financial Corp.	12,200	[4]	340,868
Bank of America Corp.	62,400		2,720,640
Bear Stearns Co., Inc., The	18,400		1,878,824
Citigroup, Inc.	73,000		3,175,500
Fannie Mae Co.	5,200		290,472
Fremont General Corp.	12,200	[4]	298,168
Goldman Sachs Group, Inc.	3,800		408,424
Lehman Brothers Holdings, Inc.	3,600	[4]	378,468
MBNA Corp.	29,200		734,672
Merrill Lynch & Co., Inc.	22,600		1,328,428

Managers Structured Core Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Morgan Stanley Co.	14,600		$774,530
National City Corp.	13,000	[4]	479,830
Nationwide Financial Services, Inc.	2,400		94,992
PMI Group, Inc.	46,800	[4]	1,916,460
Radian Group, Inc.	13,800		711,804
Safeco Corp.	1,000		54,940
Sovereign Bancorp, Inc.	6,400	[4]	153,536
Thornburg Mortgage, Inc.	6,200	[4]	184,016
W Holding Co., Inc.	4,800	[4]	51,312
W.R. Berkley Corp.	14,200		531,506
Wachovia Corp.	9,200		463,496
Washington Mutual, Inc.	18,400	[4]	781,632

Total Financials			19,415,090

Health Care - 14.7%
Aetna, Inc.	1,200		92,880
Amgen, Inc.*	4,200		334,950
Applera Corp. - Applied Biosystems Group	40,200	[4]	836,964
Beckman Coulter, Inc.	7,400	[4]	402,116
Coventry Health Care, Inc.*	23,600		1,669,228
Dentsply International, Inc.	6,300		351,225
Forest Laboratories, Inc.*	7,400		295,408
Hospira, Inc.*	2,400		91,800
Merck & Co., Inc.	44,600		1,385,276
PDI, Inc.*	4,800		71,520
Perrigo Co.	16,600		230,740
Pfizer, Inc.	79,200		2,098,800
Sierra Health Services*	10,000	[4]	674,400
UnitedHealth Group, Inc.	48,200		2,520,860

Total Health Care			11,056,167

Industrials - 7.2%
Briggs & Stratton Corp.	10,800	[4]	403,596
Burlington Northern Santa Fe Corp.	15,800		857,150
Cummins, Inc.	8,400	[4]	717,696
Landstar System, Inc.*	25,000		833,000
Masco Corp.	3,000	[4]	101,730
Northrop Grumman Corp.	32,200		1,785,490
Republic Airways Holdings, Inc.*	5,800		78,880
Ryder System, Inc.	2,000		77,980
United Technologies Corp.	11,200		567,840

Total Industrials			5,423,362

Information Technology - 16.3%
Airspan Networks, Inc.*	13,400	[4]	73,968
Apple Computer, Inc.*	13,000		554,450
Applied Materials, Inc.*	34,000		627,640
Arrow Electronics, Inc.*	30,000		900,600
Autodesk, Inc.	17,200		588,068
Computer Sciences Corp.*	2,600	[4]	119,028
Freescale Semiconductor, Inc.*	8,399		216,274
Hewlett-Packard Co.	45,200		1,112,824
Ingram Micro, Inc., Class A*	29,000		540,560
Intel Corp.	48,800		1,324,432
International Business Machines Corp.	32,600		2,720,796
Motorola, Inc.	65,300		1,383,054
NCR Corp.*	7,200		249,912
Oracle Corp.*	11,400		154,812
Reynolds & Reynolds Co., The, Class A	6,600		184,668

Managers Structured Core Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Sabre Holdings Corp.	14,000	[4]	$268,800
Symantec Corp.*	4,000		87,880
Xerox Corp.*	38,400		507,264
Yahoo!, Inc.*	18,600		620,124

Total Information Technology			12,235,154

Materials - 4.2%
Phelps Dodge Corp.	21,800	[4]	2,320,610
Southern Peru Copper Corp.	15,000	[4]	768,000
Wheeling-Pittsburgh Corp.*	3,400	[4]	64,566

Total Materials			3,153,176

Telecommunication Services - 6.3%
Centurytel, Inc.	50,600	[4]	1,739,122
Nextel Communications, Inc.*	1,600		55,680
Verizon Communications, Inc.	72,400		2,478,252
Western Wireless Corp.*	10,000		446,700

Total Telecommunication Services			4,719,754

Utilities - 2.9%
American Electric Power Co., Inc.	10,400		402,480
Energen Corp.	22,800		800,280
Oneok, Inc.	15,600	[4]	545,220
TXU Corp.	4,800	[4]	415,872

Total Utilities			2,163,852

Total Common Stocks (cost $69,301,879)			74,720,047
Other Investment Companies - 24.4%[5]
Bank of New York Institutional Cash Reserves Fund, 3.35%[6]	17,986,007		17,986,007
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	304,310		304,310
Total Other Investment Companies (cost $18,290,317)			18,290,317
Total Investments - 124.0% (cost $87,592,196)			93,010,364
Other Assets, less Liabilities - (24.0)%			(17,989,557)
Net Assets - 100.0%			$75,020,807

Managers Small Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.0%
Consumer Discretionary - 12.7%
AC Moore Arts & Crafts, Inc.*	13,100	[4]	$376,363
Advance Auto Parts, Inc.*	9,400		648,224
Arbitron, Inc.	3,900	[4]	161,850
Carmike Cinemas, Inc.	6,000	[4]	181,080
Entercom Communications Corp.*	17,700		561,444
Getty Images, Inc.*	10,500	[4]	847,875
Hibbett Sporting Goods, Inc.*	7,800	[4]	312,234
Kerzner International, Ltd.*	9,800	[4]	585,550
LodgeNet Entertainment Corp.*	20,515		335,420
Marvel Enterprises, Inc.*	22,100	[4]	428,519
Monroe Muffler Brake, Inc.	15,900		459,510
NetFlix, Inc.*	17,900	[4]	332,224
Outdoor Channel Holdings, Inc.*	17,400		239,598
Prestige Brands Holdings, Inc.*	23,100		259,875
Radio One, Inc.*	34,100	[4]	450,461
SCP Pool Corp.	49,950		1,820,178
Tempur-Pedic International, Inc.*	27,200	[4]	468,112

Total Consumer Discretionary			8,468,517

Consumer Staples - 2.7%
Central Garden & Pet Co.*	11,900		597,023
Herbalife Ltd.*	23,800		547,162
United Natural Foods, Inc.*	19,000	[4]	640,680

Total Consumer Staples			1,784,865

Energy - 5.8%
Denbury Resources, Inc.*	17,000	[4]	795,600
Houston Exploration Co.*	3,800		219,602
Hydril Co.*	6,300		404,208
Pioneer Drilling Co.*	21,600	[4]	325,728
Quicksilver Resources, Inc.*	15,450	[4]	654,462
TODCO, Class A*	21,500		660,265
Universal Compression Holdings, Inc.*	20,300	[4]	823,165

Total Energy			3,883,030

Financials - 11.4%
Argonaut Group, Inc.*	23,500	[4]	564,705
Assured Guaranty, Ltd.	28,500	[4]	679,725
Cardinal Financial Corp.*	18,500	[4]	192,030
Cohen & Steers, Inc. (REIT)	24,500	[4]	537,775
CVB Financial Corp.	24,433		525,065
Investors Financial Services Corp.	32,000	[4]	1,101,440
Jefferies Group, Inc.	14,300	[4]	591,019
Markel Corp.*	2,900		974,400
optionsXpress, Inc.	26,700	[4]	433,074
Primus Guaranty, Ltd.*	30,000	[4]	407,700
PrivateBancorp, Inc.	10,600	[4]	391,670
Texas Capital Bancshares, Inc.*	17,000	[4]	401,540
Trammell Crow Co.*	17,200	[4]	434,472
UCBH Holdings, Inc.	22,600	[4]	412,902

Total Financials			7,647,517

Health Care - 15.9%
Adeza Biomedical Corp.*	20,400		335,988
Advisory Board Co., The*	11,700	[4]	610,506
American Dental Partners, Inc.*	15,600		429,936
BioMarin Pharmaceutical, Inc.*	29,000	[4]	246,500
Bio-Rad Laboratories, Inc.*	12,980		779,189

Managers Small Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
DaVita, Inc.*	35,450		$1,674,658
Eclipsys Corp.*	28,100	[4]	476,857
Emageon, Inc.*	22,300		309,970
Haemonetics Corp.*	8,000		337,840
Magellan Health Services, Inc.*	18,800	[4]	673,416
NDCHealth Corp.	16,700	[4]	299,264
Pediatrix Medical Group, Inc.*	13,700		1,074,354
Pharmion Corp.*	16,300		401,632
PolyMedica Corp.	13,695	[4]	480,956
Radiation Therapy Services, Inc.*	5,400	[4]	140,994
Respironics, Inc.*	23,200		879,280
Shamir Optical Industry Ltd.*	14,900		213,070
Stereotaxis, Inc.*	45,100		457,765
VCA Antech, Inc.*	34,300		814,282

Total Health Care			10,636,457

Industrials - 23.5%
American Reprographics Co.*	15,000		267,000
Beacon Roofing Supply, Inc.*	17,400	[4]	451,878
Corinthian Colleges, Inc.*	23,800	[4]	326,774
Corporate Executive Board Co.	16,600		1,339,288
CoStar Group, Inc.*	10,200	[4]	484,500
Cuno, Inc.*	4,000		287,840
Dionex Corp.*	11,600		535,456
Educate, Inc.	26,100		403,376
Education Management Corp.*	53,000		1,841,750
Huron Consulting Group, Inc.	6,300		175,140
Jackson Hewitt Tax Service, Inc.	17,700		447,987
Manitowoc Co., The	8,900		406,285
Mobile Mini, Inc.*	23,100	[4]	970,662
MTC Technologies, Inc.*	16,000	[4]	500,798
On Assignment, Inc.*	25,800		139,320
Orbital Sciences Corp.*	42,400	[4]	488,448
Overnite Corp.	14,100		607,851
P.A.M. Transportation Services, Inc.*	8,619		141,869
Pacer International, Inc.*	22,600		572,684
Portfolio Recovery Associates, Inc.*	12,200	[4]	514,840
Resources Connection, Inc.*	37,400	[4]	1,122,000
Ritchie Bros. Auctioneers Inc.	10,600		410,856
Si International, Inc.*	14,000		441,140
Stericycle, Inc.*	19,0004		1,104,280
UTI Worldwide, Inc.	9,000	[4]	642,240
West Corp.*	26,000		1,039,740

Total Industrials			15,664,002

Information Technology - 22.3%
Alliance Data Systems Corp.*	52,600		2,239,182
Alvarion, Ltd.*	27,000	[4]	257,040
Anteon International Corp.*	6,900		323,955
ATMI, Inc.*	14,200		451,986
Cognex Corp.	14,400		480,528
CSG Systems International, Inc.*	34,300		639,695
Cymer, Inc.*	12,900		447,630
Embarcadero Technologies, Inc.*	39,000		243,750
Filenet Corp.*	8,400	[4]	237,468
Formfactor, Inc.*	7,400		193,436
Global Payments, Inc.	18,100	[4]	1,198,944
Greenfield Online, Inc.*	34,600	[4]	470,560

Managers Small Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Henry (Jack) & Associates, Inc.	43,800		$843,588
Informatica Corp.*	56,920		601,644
J2 Global Communications, Inc.*	11,900	[4]	477,309
Littelfuse, Inc.*	18,600	[4]	537,354
Microsemi Corp.*	13,200	[4]	281,820
O2Micro International, Ltd.*	19,200		329,472
Photon Dynamics, Inc.*	21,300	[4]	403,316
Power Integrations, Inc.*	15,000		346,500
RADVision Ltd.*	17,000		204,170
SafeNet, Inc.*	13,000	[4]	444,470
Sapient Corp.*	48,400	[4]	376,552
Semtech Corp.*	25,300		464,508
SERENA Software, Inc.*	17,600	[4]	361,152
SiRF Technology Holdings, Inc.*	8,100		176,985
Tekelec*	21,800	[4]	362,098
TIBCO Software, Inc.*	16,200		124,578
Trident Microsystems, Inc.*	12,000		391,680
Wind River Systems, Inc.*	22,500		384,525
Wright Express Corp.*	28,600		600,028

Total Information Technology			14,895,923

Telecommunication Services - 2.7%
Premiere Global Services, Inc.*	41,300		422,086
Spectrasite, Inc.*	14,800		1,209,160
US Unwired Inc.*	28,300	[4]	176,026

Total Telecommunication Services			1,807,272

Total Common Stocks (cost $45,988,442)			64,787,583
Other Investment Companies - 30.0%[5]
Bank of New York Institutional Cash Reserves Fund, 3.35%[6]	18,183,116		18,183,116
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	1,838,504		1,838,504
Total Other Investment Companies (cost $20,020,934)			20,020,934
Total Investments - 127.0% (cost $66,010,062)			84,809,203
Other Assets, less Liabilities - (27.0)%			(18,017,474)
Net Assets - 100.0%			$66,791,729

Managers Fremont Micro-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 86.3%
Consumer Discretionary - 10.6%
Alloy, Inc.*	2,132,700	[4]	$11,548,571
Celebrate Express, Inc.*	264,500		3,689,775
Century Casinos, Inc.*	240,500		1,863,875
Goody’s Family Clothing, Inc.	229,400		1,775,556
Gymboree Corp.*	1,056,000		17,825,280
Harris Interactive, Inc.*	718,400	[4]	2,895,152
IMAX Corp.*	372,800	[4]	3,783,920
IMPCO Technologies, Inc.*	172,800	[4]	808,704
ParkerVision, Inc.*	57,000	[4]	413,250
Rocky Shoes & Boots, Inc.*	123,800		3,562,964

Total Consumer Discretionary			48,167,047

Financials - 0.6%
Cash Systems, Inc.*	355,300		2,913,460
Health Care - 15.6%
AngioDynamics, Inc.*	249,400		6,037,974
Arthrocare Corp.*	165,400	[4]	6,048,678
Cepheid, Inc.*	451,600		3,874,728
Conceptus, Inc.*	331,800	[4]	2,651,082
DexCom, Inc.*	130,700	[4]	1,440,314
Eclipsys Corp.*	141,200	[4]	2,396,164
Harvard Bioscience, Inc.*	535,700		1,741,025
ICON PLC.*	114,700	[4]	4,490,505
Intuitive Surgical, Inc.*	65,500	[4]	4,545,700
NeoPharm, Inc.*	1,171,520	[4]	13,695,069
OraSure Technologies, Inc.*	693,100		7,471,618
Regeneration Technologies, Inc.* ,[7]	1,585,000	[4]	12,077,700
Vital Images, Inc.*	230,700	[4]	4,512,492

Total Health Care			70,983,049

Industrials - 9.0%
Aaon, Inc.*	276,800		5,314,560
Allied Defense Group, Inc., The*	127,500		3,126,300
CoStar Group, Inc.*	200,700	[4]	9,533,250
Insituform Technologies, Inc.*	379,400	[4]	7,303,450
KVH Industries, Inc.*,[7]	846,600	[4]	8,347,476
Nuco2, Inc.*	44,800	[4]	1,169,280
TRC Companies, Inc.*	314,100		3,740,931
TVI Corp.*	553,200		2,340,036

Total Industrials			40,875,283

Information Technology - 48.6%
Actel Corp.*	424,700	[4]	6,574,356
Aladdin Knowledge Systems, Ltd.*	200,500		3,851,605
Anaren Microwave, Inc.*	800,400		11,565,780
ASM International NV*	221,700	[4]	3,427,482
ATMI, Inc.*	717,900	[4]	22,850,756
AudioCodes, Ltd.*	807,600	[4]	7,341,084
Audiovox Corp., Class A*	160,400	[4]	2,889,606
Centra Software, Inc.*	547,700		1,013,245
Ceragon Networks, Ltd.* ,[7]	1,952,600		9,548,214
Comtech Group, Inc.*	598,800	[4]	3,329,328
CyberOptics Corp.*	58,600		828,018
Equinix, Inc.*	204,700	[4]	9,082,539
Exfo Electro-Optical Engineering, Inc.* ,[7]	1,574,500		7,478,875
Formfactor, Inc.*	24,800	[4]	648,272
Greenfield Online, Inc.*	312,600	[4]	4,251,360

Managers Fremont Micro-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Identix, Inc.*	1,948,768	[4]	$10,503,860
infoUSA, Inc.	79,100		931,007
Integral Systems, Inc.	505,500		11,929,800
Intevac, Inc.*	481,600	[4]	5,851,440
Kanbay International, Inc.*	185,900		4,119,544
Lionbridge Technologies, Inc.*	357,800		2,318,544
MRO Software, Inc.*	372,400	[4]	6,118,532
Nanometrics, Inc.*	127,500	[4]	1,461,150
Netscout Systems, Inc.*	503,000	[4]	3,078,360
OPNET Technologies, Inc.*	653,600		5,130,760
Optibase Ltd.*	534,000		2,702,093
Pervasive Software, Inc.*	556,500		2,426,396
PLX Technology, Inc.*	385,200		3,501,468
PowerDsine Ltd.*	105,100		1,019,470
Rae Systems, Inc.*	2,226,000	[4]	7,301,280
RightNow Technologies, Inc.*	419,500		4,723,570
RIT Technologies Ltd.*,7	1,084,800	[4]	3,362,880
Silicon Motion Technology Corp., ADR*	453,900		4,738,716
Sirenza Microdevices, Inc.*	1,336,900		4,585,567
Stratasys, Inc.*	172,100	[4]	5,235,282
TechTeam Global, Inc.*	323,900		4,340,260
Terayon Communication Systems, Inc.*,7	3,917,300		12,300,322
Terremark Worldwide, Inc.*	271,390	[4]	2,011,000
Trident Microsystems, Inc.*	211,900	[4]	6,916,416
Witness Systems, Inc.*	238,900	[4]	4,660,939
Woodhead Industries, Inc.	334,300		4,757,089

Total Information Technology			220,706,265

Materials - 1.9%
Calgon Carbon Corp.	753,400	[4]	6,599,784
Northern Technologies International Corp.[7]	330,450		1,918,262

Total Materials			8,518,046

Total Common Stocks (cost $361,053,242)			392,163,150
Other Investment Companies - 32.3%[5]
Bank of New York Institutional Cash Reserves Fund, 3.35%[6]	89,090,566		89,090,566
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	42,506,423		42,506,423
Vanguard Prime Money Market Fund, Institutional Class Shares, 3.05%	15,105,410		15,105,410
Total Other Investment Companies (cost $146,702,399)			146,702,399
Total Investments - 118.6% (cost $507,755,641)			538,865,549
Other Assets, less Liabilities - (18.6)%			(84,515,032)
Net Assets - 100.0%			$454,350,517

Managers Fremont Institutional Micro-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 85.8%
Consumer Discretionary - 10.3%
Alloy, Inc.*	1,632,600	[4]	$8,840,529
Celebrate Express, Inc.*	194,300	[4]	2,710,485
Century Casinos, Inc.*	184,900		1,432,975
Goody’s Family Clothing, Inc.	167,800		1,298,772
Gymboree Corp.*	768,400		12,970,592
Harris Interactive, Inc.*	553,500		2,230,605
IMAX Corp.*	288,300	[4]	2,926,245
IMPCO Technologies, Inc.*	125,100		585,468
ParkerVision, Inc.*	44,300	[4]	321,175
Rocky Shoes & Boots, Inc.*	90,900		2,616,102

Total Consumer Discretionary			35,932,948

Financials - 0.6%
Cash Systems, Inc.*	270,000		2,214,000
Health Care - 15.5%
AngioDynamics, Inc.*	188,400		4,561,164
Arthrocare Corp.*	127,600	[4]	4,666,332
Cepheid, Inc.*	325,100	[4]	2,789,358
Conceptus, Inc.*	248,100	[4]	1,982,319
DexCom, Inc.*	100,200	[4]	1,104,204
Eclipsys Corp.*	108,900	[4]	1,848,033
Harvard Bioscience, Inc.*	388,200		1,261,650
ICON PLC*	88,200	[4]	3,453,030
Intuitive Surgical, Inc.*	50,200	[4]	3,483,880
NeoPharm, Inc.*	889,941	[4]	10,403,410
OraSure Technologies, Inc.*	535,000		5,767,300
Regeneration Technologies, Inc.*	1,224,400	[4]	9,329,928
Vital Images, Inc.*	173,100	[4]	3,385,836

Total Health Care			54,036,444

Industrials - 9.3%
Aaon, Inc.*	213,100		4,091,520
Allied Defense Group, Inc., The*	97,900		2,400,508
CoStar Group, Inc.*	155,200	[4]	7,372,000
Insituform Technologies, Inc.*	289,500	[4]	5,572,875
KVH Industries, Inc.*	680,500	[4]	6,709,730
Nuco2, Inc.*	63,200	[4]	1,649,520
TRC Companies, Inc.*	236,000		2,810,760
TVI Corp.*	427,500		1,808,325

Total Industrials			32,415,238

Information Technology - 48.4%
Actel Corp.*	322,900	[4]	4,998,492
Aladdin Knowledge Systems, Ltd.*	152,700		2,933,367
Anaren Microwave, Inc.*	619,200		8,947,440
ASM International NV*	171,200	[4]	2,646,752
ATMI, Inc.*	554,400	[4]	17,646,552
AudioCodes, Ltd.*	625,300	[4]	5,683,977
Audiovox Corp., Class A*	123,100	[4]	2,217,647
Centra Software, Inc.*	401,200		742,220
Ceragon Networks, Ltd.*,7	1,508,300		7,375,587
Comtech Group, Inc.*	463,700	[4]	2,578,172
CyberOptics Corp.*	44,800		633,024
Equinix, Inc.*	158,100	[4]	7,014,897
Exfo Electro-Optical Engineering, Inc.*	1,139,800		5,414,050
Formfactor, Inc.*	11,100	[4]	290,154
Greenfield Online, Inc.*	235,300	[4]	3,200,080

Managers Fremont Institutional Micro-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Identix, Inc.*	1,470,667	[4]	$7,926,895
infoUSA, Inc.	60,900		716,793
Integral Systems, Inc.	390,600		9,218,160
Intevac, Inc.*	372,500	[4]	4,525,875
Kanbay International, Inc.*	134,800		2,987,168
Lionbridge Technologies, Inc.*	270,200		1,750,896
MRO Software, Inc.*	285,200	[4]	4,685,836
Nanometrics, Inc.*	98,800	[4]	1,132,248
Netscout Systems, Inc.*	387,600		2,372,112
OPNET Technologies, Inc.*	502,000		3,940,700
Optibase Ltd.*	412,700		2,088,303
Pervasive Software, Inc.*	399,100		1,740,116
PLX Technology, Inc.*	298,000	[4]	2,708,820
PowerDsine Ltd.*	81,200	[4]	787,640
Rae Systems, Inc.*	1,720,100	[4]	5,641,928
RightNow Technologies, Inc.*	327,600		3,688,776
RIT Technologies Ltd.* ,[7]	829,900	[4]	2,572,690
Silicon Motion Technology Corp., ADR*	350,500	[4]	3,659,220
Sirenza Microdevices, Inc.*	1,000,900		3,433,087
Stratasys, Inc.*	131,700	[4]	4,006,314
TechTeam Global, Inc.*	249,300		3,340,620
Terayon Communication Systems, Inc.*	2,971,700		9,331,138
Terremark Worldwide, Inc.*	209,190	[4]	1,550,098
Trident Microsystems, Inc.*	163,950	[4]	5,351,328
Witness Systems, Inc.*	185,100	[4]	3,611,301
Woodhead Industries, Inc.	256,900		3,655,687

Total Information Technology			168,746,160

Materials - 1.7%
Calgon Carbon Corp.	556,800		4,877,568
Northern Technologies International Corp. [7]	196,900		1,143,005

Total Materials			6,020,573

Total Common Stocks (cost $271,244,995)			299,365,363
Other Investment Companies - 33.2%[5]
Bank of New York Institutional Cash Reserves Fund, 3.35%[6]	69,719,789		69,719,789
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	35,742,106		35,742,106
Vanguard Prime Money Market Fund, Institutional Class Shares, 3.05%	10,070,273		10,070,273
Total Other Investment Companies (cost $115,532,168)			115,532,168
Total Investments - 119.0% (cost $386,777,163)			414,897,531
Other Assets, less Liabilities - (19.0)%			(66,387,118)
Net Assets - 100.0%			$348,510,413

Managers Real Estate Securities Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 98.6%
REITs (Apartment) - 17.9%
Apartment Investment & Management Co.	16,100	$708,400
AvalonBay Communities, Inc.	12,390	1,084,868
Camden Property Trust	12,200	674,416
Equity Residential	24,700	997,880
Essex Property Trust, Inc.	9,990	917,681
United Dominion Realty Trust, Inc.	30,510	776,480

Total REITs (Apartment)		5,159,725

REITs (Diversified) - 2.4%
Vornado Realty Trust	7,980	707,347
REITs (Finance) - 1.0%
American Financial Realty Trust	16,500	237,600
JER Investors Trust, Inc.*	3,800	70,224

Total REITs (Finance)		307,824

REITs (Health Care) - 3.7%
BioMed Realty Trust, Inc.	7,700	195,811
Ventas, Inc.	27,100	875,059

Total REITs (Health Care)		1,070,870

REITs (Hotel) - 5.1%
Highland Hospitality Corp.	6,800	82,280
Host Marriott Corp.	43,900	818,735
Sunstone Hotel Investors, Inc.	22,200	574,092

Total REITs (Hotel)		1,475,107

REITs (Industrial) - 8.8%
AMB Property Corp.	15,400	708,246
Catellus Development Corp.	4,110	148,207
Prentiss Properties Trust	13,200	534,204
ProLogis	25,000	1,139,000

Total REITs (Industrial)		2,529,657

REITs (Mall) - 15.8%
General Growth Properties, Inc.	23,000	1,057,540
Macerich Co., The	4,830	339,163
Mills Corp., The	11,900	774,214
Pennsylvania Real Estate Investment Trust	8,700	425,517
Simon Property Group, Inc.	24,600	1,961,604

Total REITs (Mall)		4,558,038

REITs (Office) – 18.6%
Alexandria Real Estate Equities, Inc.	10,400	836,680
Arden Realty, Inc.	15,140	604,540
Boston Properties, Inc.	9,660	735,609
Brookfield Properties Corp.	24,550	711,950
Columbia Equity Trust, Inc.*	7,900	123,082
Corporate Office Properties Trust	10,600	356,902
Equity Office Properties Trust	30,700	1,088,315
Trizec Properties, Inc.	42,100	924,937

Total REITs (Office)		5,382,015

REITs (Office/Industrial) - 5.8%
First Potomac Realty Trust	5,600	147,560
Kilroy Realty Corp.	5,600	291,760
Liberty Property Trust	18,200	816,816
Reckson Associates Realty Corp.	11,700	410,904

Total REITs (Office/Industrial)		1,667,040

Managers Real Estate Securities Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs (Residential) - 0.8%
Equity Lifestyle Properties, Inc.	5,100	$224,757
REITs (Self Storage) - 2.9%
Public Storage, Inc.	12,600	841,050
REITs (Shopping Center) - 10.3%
Developers Diversified Realty Corp.	15,100	734,917
Federal Realty Investment Trust	12,900	842,499
Heritage Property Investment Trust	3,800	141,360
Kimco Realty Corp.	9,500	623,770
Weingarten Realty Investors	16,300	640,264

Total REITs (Shopping Center)		2,982,810

REITs (Specialty) - 1.1%
Capital Automotive REIT	5,500	215,985
Entertainment Properties Trust	2,000	91,100

Total REITs (Specialty)		307,085

REOCs (Hotel) - 4.4%
Hilton Hotels Corp.	17,700	438,075
Starwood Hotels & Resorts Worldwide, Inc.	13,000	823,160

Total REOCs (Hotel)		1,261,235

Total Common Stocks (cost $22,293,587)		28,474,560
Other Investment Companies - 0.7%[5]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20% (cost $189,871)	189,871	189,871
Total Investments - 99.3% (cost $22,483,458)		28,664,431
Other Assets, less Liabilities - 0.7%		204,822
Net Assets - 100.0%		$28,869,253

Managers Fremont Bond Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal
		Amount		Value
Corporate Bonds - 10.0%
Asset-Backed Securities - 5.3%
AAA Trust, Series 2005-2, Class A1, 3.741%, 11/26/35[1]		$4,144,153		$4,141,855
Aames Mortgage Investment Trust, Series 2005-2, Class 1A1, 3.721%, 07/25/35[1]		371,322		371,623
Amortizing Residential Collateral Trust, 3.931%, 07/25/32[1]		77,398		76,603
Argent Securities, Inc., 3.821%, 11/25/34[1]		455,886		456,176
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17		2,600,000		2,762,500
Banc of America Funding Corp., 4.118%, 05/25/35[1]		2,163,872		2,120,222
Bear Stearns Adjustable Rate Mortgage Trust, 4.500%, 11/25/30[1]		123,286		123,747
Bear Stearns Adjustable Rate Mortgage Trust, 5.075%, 04/25/33[1]		1,509,291		1,487,666
Bear Stearns Adjustable Rate Mortgage Trust, 5.282%, 10/25/32[1]		114,671		114,523
Bear Stearns Adjustable Rate Mortgage Trust, 5.631%, 02/25/33[1]		331,498		333,970
Bear Stearns Alt-A Trust, 5.438%, 05/25/35[1]		4,169,992		4,211,595
Bear Stearns Asset Backed Securities, Inc., 4.088%, 02/15/31[1]		154,970		155,198
Capital Auto Receivables Asset Trust, Series 2005-1, Class A1, 3.778%, 06/15/06[1]		372,019		372,239
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A, 3.721%,06/25/35[1]		884,740		884,188
Citibank Omni-S Master Trust, 3.518%, 08/18/09[1]		8,400,000		8,405,127
Citibank Omni-S Master Trust, 4.148%, 11/17/09[1]		7,700,000		7,713,589
Credit Suisse First Boston Mortgage Securities Corp., 4.010%, 08/25/33[1]		2,134,689		2,140,035
Credit Suisse First Boston Mortgage Securities Corp., 5.641%, 10/25/32[1]		256,352		257,583
EMC Mortgage Loan Trust, Class A, 4.011%, 05/25/40 (a)[1]		2,803,137		2,813,555
First Nationwide Trust, 4.241%, 09/25/31[1]		12,001		12,012
GS Mortgage Securities Corp. II, 6.526%, 08/15/18		800,000		876,134
Nationslink Funding Corp., 6.654%, 11/10/30		220,268		222,827
Prime Mortgage Trust, 4.041%, 02/25/19[1]		198,623		199,011
Prime Mortgage Trust, 4.041%, 02/25/34[1]		829,630		831,372
Prudential Home Mortgage Securities, 7.000%, 06/25/08		108,569		108,371
Structured Asset Mortgage Investments, Inc., 4.119%, 09/19/32[1]		2,636,913		2,639,907
Structured Asset Securities Corp., 3.931%, 01/25/33[1]		77,557		77,822
Structured Asset Securities Corp., 4.091%, 06/25/17[1]		199,419		199,637
Structured Asset Securities Corp., 6.250%, 01/25/32		238,183		242,781
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23		184,192		187,945
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11		3,810,892		4,158,117
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10		128,554		145,206
Washington Mutual, MSC Mortgage Pass-Through, 5.385%, 02/25/31		385,717		391,713
Wells Fargo Home Equity Trust, 3.801%, 06/25/19[1]		256,072		256,277

Total Asset-Backed Securities				49,491,126

Finance - 3.0%
American General Finance Corp., 4.000%, 03/23/07[1]		600,000		599,822
Ford Motor Credit Co., 4.740%, 11/16/06[1]		3,400,000		3,390,266
Ford Motor Credit Co., 5.800%, 01/12/09		8,500,000		8,184,038
Ford Motor Credit Co., 7.600%, 08/01/05		1,200,000		1,200,000
General Motors Acceptance Corp., 4.670%, 03/20/07[1]		700,000		688,893
General Motors Acceptance Corp., 4.677%, 05/18/06[1]		3,400,000		3,387,825
KBC Bank Fund Trust II, 6.875%, 06/30/49[8]	EUR	1,900,000		2,622,085
Lloyds TSB Capital 1, L.P., 7.375%, 02/07/49[8]	EUR	1,800,000		2,675,528
Qwest Capital Funding, Inc., 7.250%, 02/15/11		3,413,000	[4]	3,319,143
Royal Bank of Scotland Group PLC, 9.118%, 03/31/49[8]		1,000,000		1,172,715
UFJ Finance Aruba AEC, 6.750%, 07/15/13		1,100,000	[4]	1,211,305

Total Finance				28,451,620

Industrials - 1.7%
DaimlerChrysler N.A., Holding Corp., 4.132%, 11/17/06[1]		5,800,000		5,804,292
Pemex Project Funding Master Trust, 8.000%, 11/15/11		1,800,000		2,034,900
Pemex Project Funding Master Trust, 8.625%, 02/01/22		400,000		486,600
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)		300,000		299,638
Sonat, Inc., 7.625, 07/15/11		1,300,000		1,345,500
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000		6,336,171

Managers Fremont Bond Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal
		Amount		Value
Total Industrials				$16,307,101

Total Corporate Bonds (cost $89,369,476)				94,249,847

Foreign Government and Agency Obligations - 5.3%
Bonos Y Obligaciones Del Estado (Spain), 4.200%, 01/31/37	EUR	700,000		915,201
Bonos Y Obligaciones Del Estado (Spain), 5.750%, 07/30/32	EUR	1,100,000		1,785,673
Bundesrepublik Deutschland (Germany), 5.500%, 01/04/31	EUR	1,200,000		1,880,217
Bundesrepublik Deutschland (Germany), 5.625%, 01/04/28	EUR	800,000		1,252,185
Canada Government Real Return Bonds, 3.000%, 12/01/36	CAD	414,460		421,455
Canadian Government Bonds, 5.750%, 06/01/33	CAD	800,000		808,516
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000		295,139
Federal Republic of Brazil, 4.250%, 04/15/06[1]		264,000	[4]	264,655
Federal Republic of Brazil, 4.313%, 04/15/09[1]		235,310		233,802
Federal Republic of Brazil, 4.313%, 04/15/09[1]		47,062		46,760
Federal Republic of Brazil, 8.000%, 04/15/14		8,127,274		8,295,712
Federal Republic of Brazil, 8.000%, 04/15/14		738,843		754,156
Federal Republic of Brazil, 9.230%, 06/29/09[1]		100,000		115,775
Federal Republic of Brazil, 11.000%, 01/11/12		400,000	[4]	472,400
Federal Republic of Brazil, 11.000%, 08/17/40		200,000		235,450
France, Government of, 4.000%, 04/25/55	EUR	600,000		763,009
France, Government of, 4.750%, 04/25/35	EUR	2,100,000		2,995,214
France, Government of, 5.750%, 10/25/32	EUR	2,300,000		3,737,463
Mexico, Government of, 7.500%, 01/14/12		1,000,000		1,119,500
Mexico, Government of, 8.375%, 01/14/11		600,000		689,700
Republic of Panama, 8.250%, 04/22/08		600,000		654,000
Republic of Panama, 8.875%, 09/30/27		200,000		241,000
Republic of Peru, 9.125%, 02/21/12 (a)		6,800,000	[4]	8,054,600
Republic of Peru, 9.875%, 02/06/15		1,900,000	[4]	2,360,750
Russian Federation, 5.000%, 03/31/30[1]		6,000,000		6,667,452
Russian Federation, 5.000%, 03/31/30 (a)[1]		900,000		1,001,250
United Mexican States, 6.375%, 01/16/13		1,860,000		1,970,670
United Mexican States, 8.000%, 09/24/22		1,000,000	[4]	1,200,000
United Mexican States, 9.875%, 02/01/10		200,000		240,110
United Mexican States, 11.375%, 09/15/16		300,000	[4]	440,250

Total Foreign Government and Agency Obligations (cost $46,936,112)				49,912,064

U.S. Government and Agency Obligations - 57.0%
Federal Home Loan Bank - 0.1%
FHLB, 4.200%, 02/05/07[1]		700,000		648,123
Federal Home Loan Mortgage Corporation - 2.2%
FHLMC, 4.268%, 09/15/30[1]		139,818		140,608
FHLMC, 5.000%, 10/01/18 to 11/01/18		3,116,620		3,128,712
FHLMC, 5.646%, 07/01/30[1]		7,723		7,854
FHLMC, 6.000%, 02/01/16 to 09/01/16		564,395		582,974
FHLMC, 6.500%, 01/01/26 to 08/15/31		15,494,832		16,286,881
FHLMC, 7.000%, 11/15/20		66,538		66,493
FHLMC, 7.500%, 08/15/30		1,033,222		1,053,663

Total Federal Home Loan Mortgage Corporation				21,267,185

Federal National Mortgage Association - 41.6%
FNMA, 3.799%, 09/22/06[1]		3,700,000		3,698,305
FNMA, 4.314%, 05/01/36[1]		3,351,592		3,394,974
FNMA, 4.388%, 05/01/36[1]		1,941,470		1,966,778
FNMA, 4.500%, 07/01/19 to 07/01/20		1,944,228		1,913,895
FNMA, 5.000%, 01/01/18 to 08/13/33		96,239,871		95,719,339
FNMA, 5.000%, TBA		13,500,000		13,533,750
FNMA, 5.500%, 12/01/16 to 08/01/35		261,814,168		263,384,842
FNMA, 6.000%, 04/01/16 to 11/01/33		5,247,615		5,424,130
FNMA, 7.200%, 05/25/23		1,778,912		1,875,959

Managers Fremont Bond Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal
	Amount		Value
Federal National Mortgage Association (continued)
FNMA, 7.500%, 02/25/08	$100,000		$104,041
FNMA Grantor Trust, 3.817%, 11/28/35[1]	962,551		961,918
FNMA Whole Loan, 6.500%, 12/25/42	810,061		835,326

Total Federal National Mortgage Association			392,813,257

Government National Mortgage Association - 1.3%
GNMA, 3.375%, 04/20/21 to 03/20/24	120,692		121,979
GNMA, 3.750%, 08/20/25	73,781		74,730
GNMA, 4.125%, 11/20/24 to 11/20/29	1,088,084		1,102,965
GNMA, 6.500%, 06/20/28	2,300,550		2,381,979
GNMA, 6.750%, 10/16/40	7,078,049		8,234,319

Total Government National Mortgage Association			11,915,972

United States Treasury Bonds - 11.8%
U.S. Treasury Bonds, 2.375%, 01/15/25	9,695,348		10,238,443
U.S. Treasury Bonds, 4.875%, 02/15/12	59,100,000	[4]	61,491,716
U.S. Treasury Bonds, 6.000%, 02/15/26	300,000	[4]	357,328
U.S. Treasury Bonds, 6.250%, 08/15/23	4,300,000	[4]	5,186,372
U.S. Treasury Bonds, 6.625%, 02/15/27	600,000	[4]	769,477
U.S. Treasury Bonds, 7.875%, 02/15/21	10,600,000	[4]	14,548,924
U.S. Treasury Bonds, 8.000%, 11/15/21	8,900,000	[4]	12,429,402
U.S. Treasury Bonds, 8.125%, 05/15/21	2,600,000	[4]	3,649,344
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/07	858,984	[4]	882,305
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,202,050	[4]	1,552,336

Total United States Treasury Bonds			111,105,647

Total U.S. Government and Agency Obligations (cost $536,629,506)			537,750,184

Municipal Bonds - 1.6%
New York City Transitional Finance Authority, Residuals - Series 1093, 7.200%, 02/01/33[1]	3,550,000		3,900,562
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals, Series 658, 7.400%, 06/15/23[1]	1,050,000		1,193,063
New York, N.Y. Residual - Series 1027, Municipal Bonds, 7.090%, 03/01/30[1]	250,000		271,875
State of Texas, Rite-PA 1306, 4.750%, 04/01/35[1]	600,000		626,250
Tobacco Settlement Funding Corp. of New Jersey, 4.375%, 06/01/19	1,675,000		1,691,750
Tobacco Settlement Funding Corp. of New Jersey, 6.125%, 06/01/24	950,000		1,091,313
Tobacco Settlement Funding Corp. of New Jersey, 6.750%, 06/01/39	5,350,000		6,366,500

Total Municipal Bonds (cost $13,675,760)			15,141,313
	Shares
Municipal Funds - 1.3%
Dreyfus Municipal Income, Inc.	37,500	[4]	347,250
Managed Municipals Portfolio, Inc.	55,000	[4]	595,100
MFS Municipal Income Trust	53,800	[4]	441,698
MuniEnhanced Fund, Inc.	44,000		510,400
MuniHoldings Florida Insured Fund	25,000		391,500
MuniHoldings Insured Fund II, Inc.	51,900		719,853
MuniVest Fund, Inc.	55,000	[4]	552,200
MuniYield Fund, Inc.	55,000	[4]	827,200
MuniYield Quality Fund, Inc.	55,000	[4]	838,200
MuniYield Quality Fund II, Inc.	55,000	[4]	745,800
Nuveen Performance Plus Municipal Fund	55,000	[4]	836,000
Nuveen Premium Income Municipal Fund 2	55,000		808,500
Nuveen Premium Income Municipal Fund 4	55,000		707,300
Nuveen Quality Income Municipal Fund	55,000		799,700
Putnam Municipal Bond Fund	48,000		618,720
Salomon Brothers Municipal Partners Fund, Inc.	15,600		217,464
Scudder Municipal Income Trust	55,000	[4]	689,150
Van Kampen Municipal Opportunity Trust II	45,600		632,472
Van Kampen Trust for Investment Grade Municipals	55,000		826,650
Van Kampen Value Municipal Income Trust	14,200		196,954

Managers Fremont Bond Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Total Municipal Funds (cost $11,638,151)			$12,302,111
Preferred Stock - 0.8%
DG Funding Trust, 5.740% (a)[1]	573		6,183,028
FNMA Preferred, 7.000%[1]	20,500		1,141,594
Total Preferred Stock (cost $7,074,560)			7,324,622
Rights - 0.1%
United Mexican States Value Recovery Rights, Series D, Exp. June 2006	17,761,000		470,667
United Mexican States Value Recovery Rights, Series E, Exp. June 2007	11,950,000	[4]	301,738
Total Rights (cost $229,518)			772,405
	Principal Amount
Short-Term Investments - 46.2%
Certificates of Deposit - 0.2%
Morgan Stanley Warehouse Facilities, 3.350%, 09/03/06[1]	$2,400,000		2,380,183
Commercial Paper - 16.6%
Bank of Ireland Discount Notes, 3.190%, 08/23/05	1,900,000		1,896,296
Danske Corp., Discount Notes, 3.110%, 08/05/05	7,500,000		7,497,408
Fortis Funding LLC, Discount Notes, 3.270%, 09/23/05	6,700,000		6,667,745
General Electric Capital Services, Inc., 3.270%, 09/08/05	5,000,000		4,982,742
General Electric Capital Services, Inc., 3.280%, 09/09/05	22,000,000		21,921,588
Rabobank USA Financial Corp., 3.220%, 08/02/05	1,500,000		1,499,864
Rabobank USA Financial Corp., 3.280%, 08/08/05	27,100,000		27,083,634
Skandi Ensk Bank Discount Notes, 3.500%, 10/14/05	7,300,000		7,247,406
Skandi Ensk Bank Discount Notes, 3.530%, 10/21/05	21,000,000		20,832,971
Total Fina Elf SA, Discount Notes, 3.300%, 08/01/05	3,900,000		3,900,000
Total Fina Elf SA, Discount Notes, 3.320%, 08/08/05	24,600,000		24,584,932
UBS Finance (Delaware) LLC, Discount Notes, 3.250%, 08/01/05	300,000		300,000
UBS Finance (Delaware) LLC, Discount Notes, 3.320%, 08/08/05	7,500,000		7,495,384
UBS Finance (Delaware) LLC, Discount Notes, 3.360%, 10/14/05	1,300,000		1,291,008
UBS Finance (Delaware) LLC, Discount Notes, 3.610%, 11/28/05	19,500,000		19,266,016

Total Commercial Paper			156,466,994

U.S. Government and Agency Obligations - 12.7%[2]
FHLB Discount Notes, 0.000%, 09/09/2005	2,100,000		2,092,482
FHLMC Discount Notes, 0.000%, 08/01/05 to 11/02/05	58,650,000	[4]	58,274,561
FNMA Discount Notes, 0.000%, 08/03/05 to 10/26/05	53,900,000		53,761,167
U.S. Treasury Bill Discount Notes, 0.000%, 09/01/05 to 09/15/05	5,405,000	[4]	5,384,514

Total U.S. Government and Agency Obligations			119,512,724
	Shares

Other Investment Companies - 16.7%[5]			.
Bank of New York Institutional Cash Reserves Fund, 3.35%[6]	146,923,741		146,923,741
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	11,193,428		11,193,428

Total Other Investment Companies			158,117,169

Total Short-Term Investments (cost $436,496,889)			436,477,070
Total Investments - 122.3% (cost $1,142,049,972)			1,153,929,616
Other Assets, less Liabilities - (22.3)%			(210,218,645)
Net Assets - 100.0%			$943,710,971

Managers California Intermediate Tax-Free Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bond - 97.1%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$256,563
Bay Area Government Association, CA Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	527,500
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,132,500
California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges - 1st Lien A, 5.250%, 07/01/18 (FSA Insured)	1,000,000	1,096,250
California State Department of Water Resources, Central Valley Project Revenue, Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	1,000,000	1,098,750
California State Department of Water Resources, Power Supply Revenue Series A, 5.000%, 05/01/17 (MBIA Insured)	500,000	535,625
California State Department of Water Resources, Water Revenue Central Valley Project Z, 5.000%, 12/01/16 (FGIC Insured)	1,000,000	1,078,750
California State Economic Recovery Bond, Series A, 5.000%, 07/01/16 (FGIC Insured)	700,000	747,250
California State Economic Recovery Bond, Series A, 5.250%, 07/01/14 (FGIC Insured)	400,000	447,500
California State Public Works Board, Lease Revenue Department of General Services – Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	216,500
California State Refunding Bond, 5.000%, 03/01/17	400,000	430,500
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	274,388
Coast Community College District - CA, 5.000%, 08/01/16 (MBIA Insured)	250,000	274,688
Contra Costa California Water Authority, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)	1,235,000	1,312,187
Contra Costa California Water District, Water Revenue Refunding, Series K, 5.000%, 10/01/26 (FSA Insured)	350,000	373,625
Contra Costa California Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)	1,500,000	1,629,374
Contra Costa California Water District, Water Revenue, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,066,250
Cotati-Rohnert Park, CA Unified School District, 5.000%, 08/01/19 (FGIC Insured)	500,000	539,375
East Bay, CA MUD, Water Systems Revenue, 5.000%, 06/01/18 (FSA Insured)	340,000	364,225
East Bay, CA MUD, Water Systems Revenue, 5.250%, 06/01/17 (MBIA Insured)	200,000	217,500
East Bay, CA MUD, Water Systems Revenue, 5.250%, 06/01/18 (MBIA Insured)	250,000	270,938
East Bay, CA Regional Park District Refunding, 5.000%, 09/01/20 (FSA Insured)	1,000,000	1,036,250
Fremont, CA Unified High School District, Santa Clara County, Series B, 5.250%, 09/01/19 (FGIC Insured)	500,000	548,125
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	1,000,000	1,132,500
Grossmont, CA Union High School District, Election of 2004, 5.000%, 08/01/15 (FSA Insured)	250,000	271,875
Kings River Conservation District, CA Pine Flat Power Revenue, Series E, 5.125%, 01/01/17	1,050,000	1,111,687
La Mesa-Spring Valley, CA School District, 5.000%, 08/01/16 (FGIC Insured)	300,000	329,625
Larkspur, CA School District, Series A, 5.125%, 08/01/18	450,000	478,688
Lincoln, CA Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	155,063
Lodi, CA Unified School District, 5.000%, 08/01/18 (MBIA Insured)	1,100,000	1,177,000
Long Beach, CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	720,250
Los Angeles, California, Series A, 5.000%, 09/01/17 (MBIA Insured)	1,565,000	1,668,680
Los Angeles, California, Series A, 5.000%, 09/01/18 (MBIA Insured)	2,000,000	2,147,500
Los Angeles, California, Series A, 5.000%, 09/01/18 (MBIA Insured)	500,000	534,375
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue Series B, 5.000%, 07/01/19 (MBIA Insured)	250,000	267,188
Los Angeles County, CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)	2,000,000	2,157,500
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	325,125
Los Angeles, CA Community College, Series B, 5.000%, 08/01/18 (FSA Insured)	300,000	321,750
Los Angeles, CA Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	562,275
Los Angeles, CA Unified School District, Election of 1997 Series F, 5.000%, 07/01/16 (FSA Insured)	1,000,000	1,080,000
Los Angeles, CA Water & Power Revenue, Power Systems Series A, Sub-series A-2, 5.000%, 07/01/16 (MBIA Insured)	300,000	324,000

Managers California Intermediate Tax-Free Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (continued)
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	$1,000,000	$1,080,000
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	424,125
Nevada Joint Union High School District Series A, 5.000%, 08/01/19 (FSA Insured)	400,000	426,000
Newark, CA Union School District, 4.000%, 08/01/19 (MBIA Insured)	150,000	148,125
North Orange County, CA Community College District, 5.000%, 08/01/16 (MBIA Insured)	500,000	548,750
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	368,475
Oakland, CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	162,563
Perris, CA Union High Sch District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	326,625
Redwood City, CA School District, 5.000%, 07/15/19 (FGIC Insured)	500,000	532,500
Sacramento CA Municipal Utility District, Electric Revenue Refunding Series P, 5.250%, 08/15/17 (FSA Insured)	250,000	271,250
Saddleback Valley Unified School District of CA, 5.000%, 08/01/17 (FSA Insured)	1,000,000	1,085,000
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)	1,615,000	1,804,762
San Diego, CA Unified School District, Series C, 5.000%, 07/01/16 (FSA Insured)	1,030,000	1,131,712
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	549,375
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	531,250
San Jose Evergreen, CA Community College District, 2010 Crossover Series C, 5.000%, 09/01/14 (AMBAC Insured)	450,000	497,250
San Jose Evergreen, CA Community College District, 2010 Crossover Series C, 5.250%,
09/01/16 (AMBAC Insured)	500,000	556,875
San Jose Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	1,500,000	1,616,250
San Mateo, CA Union High School District, Election of 2000, Series A, 5.375%, 09/01/17 (FGIC Insured)	500,000	555,625
San Rafael, CA City High School District, Election of 2002, Series B, 5.000%, 08/01/16 (FGIC Insured)	500,000	540,625
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	529,813
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	702,487
Santa Clarita, CA Community College District, 5.000%, 08/01/2020	350,000	374,938
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	730,000	780,188
Southwestern Community College District CA, Election of 2000, 5.000%, 08/01/18 (FGIC Insured)	305,000	329,400
University of California Revenues, Series B, 5.250%, 05/15/15 (AMBAC Insured)	300,000	331,500
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA Insured)	200,000	209,250

Total Municipal Bonds (cost $45,274,682)		46,654,407
	Shares

Other Investment Companies - 1.7%[5]
BlackRock Liquidity Funds, Institutional Shares - California Money Fund, 2.14% (cost $791,873)	791,873	791,873
Total Investments - 98.8% (cost $46,066,555)		47,446,280
Other Assets, less Liabilities - 1.2%		595,366
Net Assets - 100.0%		$48,041,646

Fremont Money Market Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Commercial Paper - 88.7%
Capital Goods - 2.9%
Hitachi America Capital, Ltd., 3.539%, 10/05/05 (a)	$5,000,000	$4,968,674
Sharp Electronics Corp., 3.491%, 09/14/05	10,000,000	9,957,833

Total Capital Goods		14,926,507

Consumer Non-Durables - 2.6%
McCormick & Co., Inc., 2.242%, 08/01/05 (a)	3,100,000	3,100,000
McCormick & Co., Inc., 3.211%, 08/31/05 (a)	10,000,000	9,973,250

Total Consumer Non-Durables		13,073,250

Education - 2.0%
Regents of the University of California, The, 2.865%, 08/05/05	10,000,000	9,996,389
Financial Services (Banks) - 26.4%
Alliance & Leicester PLC, 3.103%, 08/18/05 (a)	10,000,000	9,985,078
Alliance & Leicester PLC, 3.469%, 09/28/05 (a)	10,000,000	9,945,061
Banque Et Caisse D’Espragne De L’Etat, 2.966%, 08/09/05	10,000,000	9,992,956
Caisse Centrale Desjardins du Quebec, 3.481%, 09/29/05	10,000,000	9,943,950
HSBC Finance Corp., 3.592%, 10/18/05	10,000,000	9,923,950
Danske Corp., 3.667%, 10/28/05	10,000,000	9,912,611
Dexia Delaware LLC, 3.151%, 08/22/05	10,000,000	9,981,392
Dexia Delaware LLC, 3.224%, 08/29/05	10,000,000	9,974,878
DnB NOR Group, 3.618%, 10/12/05	10,000,000	9,929,200
HBOS Treasury Services PLC, 3.255%, 09/01/05	10,000,000	9,972,014
Rabobank USA Financial Corp., 3.604%, 10/14/05	10,000,000	9,927,542
Societe General Group, N.A., 2.919%, 08/09/05	5,000,000	4,996,533
Societe General Group, N.A., 3.588%, 10/13/05	10,000,000	9,928,825
Toronto Dominion Holdings (USA), Inc., 3.385%, 09/23/05 (a)	10,000,000	9,950,901

Total Financial Services (Banks)		134,364,891

Financial Services (Other) - 43.0%
American Express Credit Corp., 3.314%, 08/24/05	10,000,000	9,978,661
American General Finance Corp., 2.688%, 08/03/05	5,000,000	4,999,092
American General Finance Corp., 3.627%, 10/24/05	10,000,000	9,917,400
American Honda Finance Corp., 3.228%, 08/23/05	10,000,000	9,980,078
CIT Group, Inc., 3.547%, 10/03/05	10,000,000	9,939,100
CIT Group, Inc., 3.622%, 10/17/05	10,000,000	9,924,283
General Electric Capital Services, Inc., 3.565%, 10/11/05	10,000,000	9,931,169
General Electric Capital Services, Inc., 3.602%, 11/03/05	10,000,000	9,908,350
Genworth Financial, Inc., 3.550%, 10/06/05 (a)	10,000,000	9,936,200
Nestle Capital Corp., 2.393%, 08/02/05 (a)	10,000,000	9,999,137
Nestle Capital Corp., 3.242%, 09/20/05 (a)	10,000,000	9,955,556
Nordea North America, Inc., 3.208%, 08/25/05	10,000,000	9,978,467
Nordea North America, Inc., 3.432%, 09/16/05	10,000,000	9,956,683
Prudential PLC, 3.094%, 08/17/05	10,000,000	9,985,911
Siemens Capital Corp., 3.350%, 09/02/05	10,000,000	9,970,311
Swedish National Housing Financial Management, 3.097%, 08/10/05 (a)	10,000,000	9,991,800
Swedish National Housing Financial Management, 3.458%, 09/27/05 (a)	5,000,000	4,973,083
Swiss Re Financial Products Corp., 3.350%, 09/06/05 (a)	10,000,000	9,966,700
Toyota Motor Credit Corp., 3.663%, 10/31/05 (a)	10,000,000	9,909,758
UBS Finance (Delaware) LLC, 3.123%, 08/15/05	10,000,000	9,987,478
UBS Finance (Delaware) LLC, 3.248%, 08/30/05	10,000,000	9,973,819
Verizon Network Funding Corp., 2.605%, 08/03/05	5,000,000	4,999,119
Verizon Network Funding Corp., 3.534%, 09/22/05	5,000,000	4,974,867
Verizon Network Funding Corp., 3.539%, 09/26/05	10,000,000	9,945,867

Total Financial Services (Other)		219,082,889

Fremont Money Market Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal
	Amount	Value
Industrial - 7.8%
Centrica PLC, 3.675%, 11/02/05 (a)	$10,000,000	$9,907,517
Centrica PLC, 2.908%, 8/8/05 (a)	10,000,000	9,993,894
Nationwide Building Society, 3.661%, 10/27/05	10,000,000	9,913,725
Nationwide Building Society, 3.296%, 09/09/05	10,000,000	9,964,575

Total Industrial		39,779,711

Publishing - 2.0%
New York Times Co., 2.131%, 08/01/05	10,000,000	10,000,000
Sovereign Debt - 2.0%
AWB Harvest Finance Ltd., 3.311%, 08/19/05 (a)	10,000,000	9,983,150

Total Commercial Paper (cost $451,206,787)		451,206,787

U.S. Government Agency Obligations - 11.6%[2]
Federal Farm Credit Discount Notes, 0.000%, 09/15/05	10,000,000	9,973,375
FHLMC Discount Notes, 0.000%, 11/15/05 to 02/28/06	30,000,000	29,574,838
FNMA Discount Notes, 0.000%, 02/27/06 to 03/31/06	20,000,000	19,568,471

Total U.S. Government Agency Obligations (cost $59,116,684)		59,116,684
	Shares

Other Investment Companies - 0.0%#,[5]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20% (cost $9,439)	9,439	9,439
Total Investments - 100.3% (cost $510,332,910)		510,332,910
Other Assets, less Liabilities - (0.3)%		(1,447,768)
Net Assets - 100.0%		$508,885,142

Notes to Schedules of Portfolio Investments (continued)

(1) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of July 31, 2005 with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies - Managers Fremont Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Ceragon Networks, Ltd.	$104,254	$1,639,337	$—	$9,548,214
Exfo Electro-Optical Engineering Inc.	71,466	—	—	7,478,875
KVH Industries, Inc.	1,235,728	—	—	8,347,476
Northern Technologies International Corp.	—	—	23,132	1,918,262
Regeneration Technologies, Inc.	1,883,913	625,225	—	12,077,700
RIT Technologies Ltd.	848,474	1,185,853	—	3,362,880
Terayon Communication Systems, Inc. 9,833,728	—	—	—	12,300,322

Totals	$13,977,563	$3,450,415	$23,132	$55,033,729

Summary of Transactions with Affiliated Companies - Managers Fremont Institutional Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Ceragon Networks, Ltd.	$300,901	$867,111	$—	$7,375,587
Northern Technologies International Corp.	—	—	13,783	1,143,005
RIT Technologies Ltd.	858,047	632,302	—	2,572,690

Totals	$1,158,948	$1,499,413	$13,783	$11,091,282

(2) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2005, the underlying values for open foreign currency contracts were as follows:

Managers Fremont Global Fund

Foreign Currency		Settlement Dates	Unrealized Gain/(Loss)
Australian Dollar	Short	08/02/05-08/18/05	$(8,606)
Canadian Dollar	Short	08/02/05-08/18/05	(73,906)
Canadian Dollar	Long	08/18/05	36,504
Euro	Short	08/01/05-08/18/05	991,950
Euro	Long	08/01/05-08/03/05	77
Hong Kong Dollar	Short	08/01/05	(3)
Japanese Yen	Short	08/01/05-08/18/05	100,791
Japanese Yen	Long	08/01/05-08/03/05	(47)
Pound Sterling	Short	08/01/05-08/18/05	345,528
Pound Sterling	Long	08/01/05-08/18/05	3,543
Norwegian Krone	Short	08/18/05	29,658
Singapore Dollar	Short	08/02/05	(93)
Swedish Krona	Short	08/02/05	8
Swiss Franc	Short	08/05/05	(23)

Total			$1,425,381

Managers Fremont Bond Fund

Foreign Currency		Settlement Dates	Unrealized Gain/(Loss)
Brazilian Real	Short	08/23/05-09/13/05	$(162,296)
Brazilian Real	Long	08/23/05-09/13/05	328,073
Canadian Dollar	Short	08/30/05	18,987
Chilean Peso	Short	08/02/05	(48)
Chilean Peso	Short	08/02/05-02/02/06	18,989
Euro	Short	08/25/05	9,717
Euro	Long	08/25/05	13,858
Indian Rupee	Short	09/21/05	1,502
Japanese Yen	Long	08/12/05	(57,279)
Mexican Nuevo	Long	08/31/05-09/23/05	12,360
Peruvian Sol	Long	08/23/05-09/14/05	340
Polish Zlotty	Long	08/23/05-09/14/05	(685)
Russian Ruble	Long	08/23/05-01/31/06	(4,145)
Singapore Dollar	Long	08/24/05-01/26/06	1,057
Slovak Koruna	Long	08/31/05-09/26/05	(8,127)
S. Korean Won	Long	08/24/05-01/26/06	(8,986)
New Taiwan Dollar	Long	08/24/05-09/21/05	(9,371)

Total			$153,946

(3) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Managers Fremont Bond Fund had the following open futures contracts as of July 31, 2005:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain / (Loss)
10-Year Japanese Yen	10	Short	September 2005	$(38,842)
3-Month Eurodollar	56	Long	September 2005 - March 2006	950
3-Month Eurodollar	1,822	Short	September 2005 - June 2006	(2,171,639)
10-Year U.S. Treasury Note	62	Long	September 2005	116,218
30-Year U.S. Treasury Bond	470	Short	September 2005	(1,513,031)

				$(3,606,344)

(4) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed by the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, a Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At July 31, 2005 the Managers Fremont Bond Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount		Value
3-Month LIBOR	Fixed Rate 4.000%	12/15/10		$26,800,000	$(743,206)
6-Month GBP-LIBOR	Fixed Rate 5.000%	06/16/11		£7,100,000	268,023
Fixed Rate 5.000%	3-Month LIBOR	12/15/12		$14,700,000	(259,976)
Fixed Rate 2.000%	6-Month JPY-LIBOR	06/15/12		¥1,274,100,000	(837,156)
Fixed Rate 6.000%	3-Month CAD-LIBOR	12/16/19	$C	800,000	12,368	$: U.S. Dollar
6-Month EURIBOR	Fixed Rate 6.000%	03/15/32		€4,800,000	666,047	$C: Canadian Dollar
Fixed Rate 5.000%	6-Month GBP-LIBOR	03/15/32		£2,800,000	(172,406)	€: Euro
6-Month EURIBOR	Fixed Rate 6.000%	06/18/34		€2,900,000	563,743	¥: Japanese Yen

					$(502,565)	£: British Pound

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on July 31, 2005 for the Managers Fremont Bond Fund:

Name	Number of Contracts	Expiration Price	Expiration Month	Unrealized Gain /(Loss)
10-Year USTN (Call)	284	115	August 2005	$79,435
10-Year USTN (Call)	294	116	August 2005	66,529
30-Year USTB (Call)	148	115	August 2005	(19,006)
3-Month LIBOR (Call)	2,000	4.000%	June 2006	15,564
3-Month LIBOR (Call)	1,000	4.500%	June 2006	(15,112)
10-Year USTN (Put)	38	108	November 2005	(1,905)
10-Year USTN (Put)	366	110	August 2005	(8,033)
10-Year USTN (Put)	38	111	August 2005	(17,342)
3-Month EURIBOR (Put)	80	92	December 2005	(1,327)
3-Month EURIBOR (Put)	627	94.50	September 2005	(6,270)

				$92,533

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At July 31, 2005 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Fremont Global	$202,580,208	$24,293,607	$(2,382,127)	$21,911,480
International Growth	64,133,727	4,012,078	(798,059)	3,214,019
Structured Core	87,592,196	7,244,719	(1,826,551)	5,418,168
Small Cap	66,010,062	19,985,571	(1,186,430)	18,799,141
Fremont Micro-Cap	507,755,641	64,004,113	(32,894,205)	31,109,908
Fremont Institutional Micro-Cap	386,777,163	47,665,079	(19,544,711)	28,120,368
Fremont Bond	1,142,049,972	15,674,856	(3,795,212)	11,879,644
Real Estate Securities	22,483,458	6,185,098	(4,125)	6,180,973
California Intermediate Tax-Free	46,066,555	1,389,018	(9,293)	1,379,725

*	Non-income-producing security.
#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$2,553,203	1.3%
International Growth	1,510,551	2.4%
Fremont Bond	18,647,210	2.0%
Fremont Money Market	142,539,759	28.0%

[1]	Variable Rate Security. The rate listed is as of July 31, 2005.
[2]	Zero coupon security.
[3]	Security with a value of zero and represents 0.00% of net assets for the Fremont Global and International Growth Funds.
The	security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees.
[4]	Some or all of these shares were out on loan to various brokers as of July 31, 2005, amounting to:

Fund	Market Value	% of Net Assets
Fremont Global	$30,930,847	15.9%
International Growth	4,874,970	7.9%
Structured Core	17,426,608	23.2%
Small Cap	17,604,241	26.4%
Fremont Micro-Cap	86,067,503	18.9%
Fremont Institutional Micro-Cap	67,167,359	19.3%
Fremont Bond	143,998,080	15.3%

[5]	Yield shown for an investment company represents its July 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[6]	Collateral received from brokers for securities lending was invested in this short-term investment.
[7]	Affiliated Company – See Note 1.
[8]	Perpetuity Bond. The date shown is the final call date.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	CD: Certificate of Deposit
FNMA: Federal National Mortgage Association	CP: Commercial Paper
FHLB: Federal Home Loan Bank	REIT: Real Estate Investment Trust
FSA: FSA Capital, Inc.	REOC: Real Estate Operating Company
FGIC: Financial Guaranty Insurance Corp.	MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District	AMBAC: American Municipal Bond Assurance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar	GBP:	British Pound	JPY:	Japanese Yen

CAD:	Canadian Dollar	MXN:	Mexican Peso	SGD:	Singapore Dollar

NZD:	New Zealand Dollar	EUR:	Euro	NOK:	Norwegian Krone

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: September 26, 2005

By:	/s/ BRUCE M. ARONOW
Bruce M. Aronow, Chief Financial Officer

Date: September 26, 2005